Earnings per Share	12 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Earnings per Share

Note 14. Earnings per Share

	2022	2021	2020

	US$	US$	US$
The following reflects the income used in the basic and diluted earnings per share computations:
(a) Earnings used in calculating earnings per share
Net loss attributable to ordinary equity holders of the parent	(92,817,371)	(45,344,496)	(11,123,199)

(b) Weighted average number of shares
Weighted average number of ordinary shares on issue for basic earnings per share	351,560,199	320,432,814	260,795,745
Effect of dilution:
Share options	—	—	—
Weighted average number of ordinary shares adjusted for the effect of dilution	351,560,199	320,432,814	260,795,745
Loss per share (basic and diluted in cents)	(26.40)	(14.15)	(4.27)

There have been no transactions involving ordinary shares or potential ordinary shares that would significantly change the number of ordinary shares or potential ordinary shares outstanding between the reporting date and the date of completion of this financial report.

Diluted earnings per share is calculated as net loss divided by the weighted average number of ordinary shares and dilutive potential ordinary shares. Options granted under the Long Term Incentive (LTIP) and Non‑Executive Director Share and Option (NED Plan) plans would generally be included in the calculation due to the conditions of the issuance being satisfied. As the Group is in a loss position, the options are anti‑dilutive and, accordingly, the basic loss per share is the same as the diluted loss per share.

A total number of 22,988,000 options/rights outstanding June 30, 2022 and 925,000 ADS options were anti‑dilutive and were therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share. These options related to the following option plans.

Fully paid ordinary shares have no par value, cary one vote per share and carry the riht to dividends. No cash dividends have been paid, delared or recommended during or since the end of the financial year by the Company.

	2022	2021	2020
NED Plan	14,000,000	10,000,000	6,000,000
LTIP	7,388,000	6,644,000	12,044,000
	21,388,000	16,644,000	18,044,000

	2022	2021	2020

NED Plan	—	—	—
LTIP	1,600,000	—	—
	1,600,000	—	—

	2022	2021	2020

NED Plan	—	—	—
LTIP	925,000	—	—
	925,000	—	—

As of June 30, 2022, 12,857,589 outstanding options and rights were exercisable as of that date (2021: 11,394,000 2020: 18,044,000). As at June 30, 2022 nil outstanding ADS options were exercisable as of that date (2021: nil, 2020: nil).